6% SENIOR SECURED CONVERTIBLE NOTES (Q1) (Details)			1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 23, 2024 USD ($)	Jun. 14, 2022 USD ($)	Feb. 28, 2022 USD ($)	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes			$ 7,000,000	$ 6,400,000	$ 0	$ 0	$ 7,000,000
Purchase obligation	$ 2,900,000			2,895,000	1,457,000	3,238,000	1,000,000
Carrying value				8,000,000		0
Interest expense				875,000	391,000	$ 2,247,000	949,000
Gain on note repurchase				$ 1,573,000	0
Secured Convertible Notes
Debt Instrument [Line Items]
Warrants outstanding (in shares) | shares				586,890		586,890
Warrants and rights outstanding				$ 839,000		$ 839,000
Maturity term (in years)		5 years
Secured Convertible Notes | Measurement Input, Share Price
Debt Instrument [Line Items]
Convertible warrants, measurement input		4.28
Secured Convertible Notes | Measurement Input, Conversion Price
Debt Instrument [Line Items]
Convertible warrants, measurement input		12
Secured Convertible Notes | Measurement Input, Risk Free Interest Rate
Debt Instrument [Line Items]
Convertible warrants, measurement input		0.0361
Secured Convertible Notes | Measurement Input, Price Volatility
Debt Instrument [Line Items]
Convertible warrants, measurement input		0.65
Convertible Notes Payable
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes		$ 10,000,000
Senior Secured Original Issue Discount Convertible Note | Convertible Notes Payable
Debt Instrument [Line Items]
Interest rate (as percent)		6.00%
Aggregate principal amount		$ 11,000,000
Discount issued on convertible notes		$ 1,000,000
Senior Secured Original Issue Discount Convertible Note | Convertible Notes Payable
Debt Instrument [Line Items]
Interest rate (as percent)				6.00%
Discount issued on convertible notes						700,000	1,500,000
Carrying value				$ 0		5,100,000	9,800,000
Long-term debt, non-current						4,400,000	8,300,000
Interest expense				$ 14,000	$ 402,000	$ 402,000	$ 356,000